Statements of Net Assets Available for Benefits - 401(k) Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Non-interest-bearing cash	$ 94	$ 52,035
Investments - at fair value (Note 3)	286,105,871	272,391,405
Receivables:
Employer contributions	18	97
Employee contributions	17	86
Notes receivable from participants	3,937,134	4,017,519
Total receivables	3,937,169	4,017,702
Total assets	290,043,134	276,461,142
Liabilities:
Excess contributions payable	323,570	620,603
Total liabilities	323,570	620,603
Net assets available for benefits	$ 289,719,564	$ 275,840,539